ORGANIZATION - Summary of Company's Subsidiaries and VIE (Details)	12 Months Ended
Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Place of incorporation	E9
Shanghai Cango Investment and Management Consultation Service Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of incorporation	Aug. 30, 2010
Place of incorporation	F4
Percentage of legal ownership by the Company	0.00%
Principal activities	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of incorporation	Mar. 15, 2022
Place of incorporation	F4
Percentage of legal ownership by the Company	0.00%
Principal activities	Provision of automobile trading transaction.
Cango Group Limited
Subsidiary or Equity Method Investee [Line Items]
Date of incorporation	Oct. 31, 2017
Place of incorporation	K3
Percentage held by minority ownership interest	100.00%
Principal activities	Investment holding
Express Group Development Limited
Subsidiary or Equity Method Investee [Line Items]
Date of incorporation	Jun. 30, 2016
Place of incorporation	K3
Percentage held by minority ownership interest	100.00%
Principal activities	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of incorporation	Jan. 25, 2018
Place of incorporation	F4
Percentage held by minority ownership interest	100.00%
Principal activities	Investment holding